Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net (loss) income	$ (23,626,172)	$ 803,700	$ (6,120,308)
Less: net (loss) income from discontinued operations	(15,095,547)	(339,054)	(2,645,831)
Net income (loss) from continuing operations	(8,530,625)	1,142,754	(3,474,477)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	80,149	17,114	466,720
Fair value change of short-term investments	2,644,576	(4,161,093)	(495,265)
Impairment of goodwill			355,570
Impairment of long-lived assets other than goodwill	1,964	6,833	217,257
Inventory write-down	43,662	11,532	368,441
Allowance for doubtful accounts	22,674	7,210	2,168
Deferred income taxes
Loss (gain) on disposal of property, plant and equipment	13,275	153,983	(5,905,889)
Gain from operating lease contract modification		(408,198)
Amortization of operating lease right-of-use assets	212,480	205,295	438,063
Non-cash lease expense			(4,786,099)
Stock-based compensation	3,040,000
Changes in operating assets and liabilities:			(277,310)
Accounts receivable, net	47,022	2,733	127,057
Inventories, net	43,842	38,904	(368,246)
Operating lease liabilities	(203,739)	(195,626)	4,830,456
Operating lease liabilities – related parties			278,472
Advances to suppliers, net	(34,346)	8,197	(3,653)
Prepayments and other current assets, net	(10,418)	1,017,261	(1,029,552)
Accounts payable	(1,748)	(305,382)	64,427
Accounts payable - related parties	(1,033)	(132,081)	132,192
Interest payable	3,573	(411,112)	(12,787)
Interest payable - related parties			88,778
Notes payable
Taxes payable	(2,445)	(17,103)	15,331
Advances from customers	(6,974)
Advances from customer - related party		(13,799)	19,125
Deferred income tax liability			1,132
Other current liabilities	(887,302)	1,054,749	793,726
Net cash used in operating activities from continuing operations	(3,525,413)	(1,977,789)	(8,154,363)
Net cash provided by (used in) operating activities from discontinued operations	1,032,689	(94,926)	4,854,800
Net cash used in operating activities	(2,492,725)	(2,072,715)	(3,299,563)
Cash flows from investing activities
Payments to acquire property, plant and equipment	(7,655)
Cash obtained from business acquisition			171,827
Payment for business acquisition			(1,020,000)
Purchase of short-term investments	(37,066,925)	(42,483,794)	(4,372,809)
Proceeds from sale of short-term investments	31,024,365	41,150,967	3,578,206
Leasehold Improvement	(16,836)
Net cash used in (provided by) investing activities from continuing operations	(6,067,051)	(1,332,827)	(1,642,776)
Net cash provided by investing activities from discontinued operations
Net cash provided by (used in) investing activities	(6,067,051)	(1,332,827)	(1,642,776)
Cash flows from financing activities
Proceeds from issuance of common shares			20,222,188
Purchase of noncontrolling interest			(100)
Collection of stock subscription receivable		6,017,781
Proceeds from related parties		22,410	4,085,071
Repayments to related parties	(6,774)
Proceeds from short-term loans
Repayments of short-term loans			1,458,040
Proceeds from short-term loans - related parties
Repayments of short-term loans - related parties			22,302
Payment to related party	1,928,329	15,829	(4,231,327)
Net cash provided by financing activities from continuing operations	1,921,554	6,055,480	21,556,174
Net cash provided by financing activities from discontinued operations			(3,604,117)
Net cash provided by financing activities	1,921,554	6,055,480	17,952,057
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,557,522)	985,263	(247,807)
Net change in cash, cash equivalents and restricted cash	(8,195,743)	3,635,201	12,761,911
Cash, cash equivalents and restricted cash, beginning of the year	21,857,125	18,025,966	6,749,064
Cash, cash equivalents and restricted cash, end of the year	13,661,382	23,146,176	19,510,975
Less: cash and restricted cash of discontinued operations at the end of the period		1,289,051	1,485,009
Cash and restricted cash of continued operations at the end of the period	13,661,382	21,857,125	18,025,966
Supplemental cash flow information
Interest paid
Income taxes paid
Non-cash investing and financing activities
Liabilities assumed in connection with purchase of property, plant and equipment
Notes payable reclassified to short-term loans
Short-term loans settled by transferring an equity investment to the creditor
Cashless exercise of warrants		22,091	24,424
Right of use assets obtained in exchange for operating lease obligations			5,158,944
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	13,661,382	21,857,125	18,025,966
Restricted cash		1,289,051	1,485,009
Total cash, cash equivalents, and restricted cash	$ 13,661,382	$ 23,146,176	$ 19,510,975